Expected Non-cancellable Operating Lease Payments (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable operating lease	$ 56,637	$ 67,932
Less than one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable operating lease	11,954	13,496
One to five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable operating lease	33,566	36,639
More than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable operating lease	$ 11,117	$ 17,797